Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 47,209,366.65
Total Fee Amount	6,519.61
Total Offset Amount	0.00
Net Fee	$ 6,519.61
Offering Table N/A
Offset Table N/A	N/A